Mineral Property Interests	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Mineral Property Interests

4.     MINERAL PROPERTY INTERESTS

In accordance with the Company’s accounting policy, all mineral acquisition and exploration expenditures were expensed as incurred. The following table lists the cumulative mineral property acquisition and exploration expenditures incurred on the Company’s properties to December 31, 2011.

GQ Property

On June 1, 2006 the Company entered into a Property Option Agreement giving the Company the exclusive right and option to acquire a 100% interest in a property known as the GQ Property located in the Kamloops Mining District in the Province of British Columbia. The Company made the $20,000 property payments on June 1, 2008 and met its obligations with respect to the minimum exploration expenditures for 2008 and 2009.

After further review and consideration of all findings and relevant information regarding the GQ Property, the Company chose to terminate the Property Option Agreement by giving notice of our election to terminate on April 23, 2010. The Company does not maintain any further rights, interests, or obligations in the property.

Mammoth Property

On July 15, 2009, the Company entered into a Property Option Agreement giving the Company the exclusive right and option to acquire a 100% interest in a mineral exploration permit covering the Mammoth property located in Prince George, BC. In addition, the Company is subject to a 2% net smelter return royalty to the optioner upon production. The Company paid the initial CDN $60,000 upon signing the agreement and may exercise its option by making further cash payments and incurring net expenditures as follows:

Date	Cash Payments	Expenditures
	CDN	CDN
On or before April 01, 2010	$10,000	$200,000
On or before April 01, 2011	$10,000	$200,000
On or before April 01, 2012	$10,000	$200,000
On or before April 01, 2013	$10,000	$400,000

Mammoth Property - Continued

To December 31, 2011, the Company had made the initial option payment of $60,000 due on signing. In addition, the Company has incurred approximately $70,000 in exploration expenditures on the property. At December 31, 2011, the Company had a shortfall in property expenditures of $330,000 and cash expenditures of $20,000. The Company is at risk of losing its interest in the property by not making the indicated option payments and incurring the exploration expenditures, when demanded.